INCOME FUND • GROWTH FUND	SEMI-ANNUAL
November 30, 2000	REPORT

Fellow Shareowners:

Mutual fund performance was a changed story for 2000. Long-favored tech stocks dove, large-cap stocks stumbled, smaller and mid-cap stocks held, and yield-sensitive securities gained. For the 6 months ended November 30, 2000, the tech-heavy NASDAQ Composite lost -24.1% and the S&P 500 declined -6.9%. Meanwhile, the S&P Utilities Index gained +20.4%. As value investors, the Amana Funds seek investment profits from sound, growing, established businesses that can be held for several years. The returns for Amana Income and Amana Growth both exhibited good relative performances for their different market tiers.

Economically, the bloom is definitely off the rose. Next year, a contracting technology sector should be balanced by strength in more traditional companies as interest rates fall and taxes are cut by a laissez-faire Republican administration. "High quality" companies such as those held by Amana Income could be the best investments again in 2001.

Amana Income Fund, with a 3.0% gain for the first six months of its fiscal year, ended November 30, 2000, returned a total 3.9% for the 2000 calendar year. These results are consistent with the Fund's capital preservation objective. Heavy weightings in the utility, oil and health sectors compensated for weakness in telecommunication stocks. Even though the long bull market ended in 2000, Amana Income Fund has returned an average 11.7% per year for the last ten calendar years.

Amana Growth Fund, virtually even for the first six months of its fiscal year ended November 30, 2000, declined -14.5% for the full 2000 calendar year. This contrasts with the NASDAQ Composite's -39.3% drop, and the Fund's +99.4% exceptional return for 1999. The new Dow Jones Islamic Index (US) declined -16.2% [dividends omitted] for calendar 2000, and most growth funds posted significant losses. For the almost seven years from its February 1994 inception to December 31, 2000, Amana Growth Fund has provided its shareowners an annual average total return of +17.8%.

Over $50 million is now invested through the two Amana mutual funds, up from $3 million when Saturna Capital became Amana Income's adviser eleven years ago. Your board is pleased with Amana's years of successful Islamic investment experience, and the growth of assets as the Trust's reputation widens. Several new US Islamic mutual funds were started in 2000, validating the board's decision to start Amana in 1986. If you have questions or need investment help, please call us at 888/73-AMANA. Further information about fund operations (unaudited) is available for you on the following pages.

Respectfully,
Nicholas Kaiser, President	M. Yaqub Mirza, Chairman
December 29, 2000

Average Annual Returns (as of 12/31/2000)
	1 year	5 years	10 years
Amana Income Fund	3.9%	12.5%	11.7%
Amana Growth Fund	-14.5%	19.7%	17.8%*
			*since inception, 2/3/94

I N C O M E	INVESTMENTS
Issue	Number of Shares	Cost	Market Value
COMMON STOCKS (95.8%)

Automotive (.9%)
Genuine Parts	11,000	$355,744	$211,063

Building (1.7%)
Plum Creek Timber	16,000	432,561	388,000

Business Services (1.1%)
Dun & Bradstreet Corp	3,250	26,718	75,359
Moody's Corp	6,500	86,206	168,594
SUB-TOTAL		112,924	243,953

Chemicals (1%)
RPM	25,390	182,267	238,031

Machinery (1.9%)
Manitowoc	17,250	95,638	431,250

Medical (13.7%)
American Home Products	15,200	193,026	913,900
Bristol-Myers Squibb	18,560	206,069	1,286,440
Glaxo Wellcome plc ADR	10,000	260,426	573,125
IMS Health	13,000	145,261	364,000
SUB-TOTAL		804,782	3,137,465

Mining (3.9%)
Phelps Dodge	7,000	260,448	343,875
Rio Tinto plc ADS	9,000	521,085	552,375
SUB-TOTAL		781,533	896,250

Oil & Gas Production (18.6%)
BP Amoco plc ADR	25,662	1,002,926	1,217,341
Enron	10,000	201,429	647,500
Exxon Mobil	19,241	702,384	1,693,208
Fletcher Challenge Energy ADR	20,000	493,562	708,750
SUB-TOTAL		2,400,301	4,266,799

Publishing (1.3%)
McGraw-Hill	5,500	334,294	292,187

Real Estate (4%)
Duke Weeks Realty	20,000	434,493	455,000
Shurgard Storage Centers	20,000	526,956	460,000
SUB-TOTAL		961,449	915,000

Steel (1.2%)
USX-U.S. Steel Group	20,000	489,611	285,000

Telecommunications (22.6%)
BCE, Inc	19,600	324,207	536,550
Cable & Wireless plc ADS	16,000	310,930	592,000
Nortel Networks	26,999	1,585,014	1,019,212
SBC Communications	20,480	375,305	1,125,120
Tele Danmark A/S ADR	10,000	261,452	200,000
Telefonica SA ADS	21,877	189,073	1,035,056
Verizon Communications	12,200	410,441	685,488
SUB-TOTAL		3,456,422	5,193,426

Tools (1.4%)
Regal-Beloit	20,000	357,762	310,000

Transportation (3%)
Canadian Pacific Ltd	26,000	611,349	697,125

Utilities-Gas & Electric (19.5%)
Avista	15,000	296,645	306,562
Duke Energy	5,000	296,509	449,687
Edison International	20,000	427,259	458,750
FPL Group	10,000	344,874	662,500
Idacorp	10,000	320,332	501,250
NiSource	24,000	469,159	616,500
PG & E Corporation	20,000	458,942	548,750
Piedmont Natural Gas	11,400	198,575	376,913
Sempra Energy	22,300	501,563	544,956
SUB-TOTAL		3,313,858	4,465,868

TOTAL INVESTMENTS (95.8%)		$14,690,495	21,971,417
Other Assets (net of liabilities) (4.2%)			970,785

TOTAL NET ASSETS (100%)			$22,942,202

STATEMENT OF ASSETS AND LIABILITIES	I N C O M E
Assets
	Common stocks (cost $14,690,495)		$21,971,417
	Cash		923,709
	Dividends receivable		53,946
	Insurance reserve premium		7,763
		Total Assets		$22,956,835

Liabilities
	Payable to affiliate		14,633
		Total liabilities		14,633

Net Assets				$22,942,202

Fund shares outstanding				1,210,541

Analysis of Net Assets
		Paid in Capital (unlimited shares authorized, without par value)	15,691,053
		Accumulated net realized loss on investments	(29,773)
		Unrealized net appreciation on investments	7,280,922
		Net Assets applicable to Fund shares outstanding		$22,942,202

Net Asset Value, Offering and Redemption price per share				$18.95

I N C O M E	STATEMENT OF OPERATIONS
For six months ended November 30, 2000
Investment income
	Dividends (net of foreign taxes of $7,679)		$289,191
	Miscellaneous income		318
		Gross investment income		$289,509

Expenses
	Investment adviser and administration fees		110,382
	Shareowner servicing		20,671
	Professional fees		15,340
	Other expenses		7,174
	Filing and registration		6,186
	Printing and postage		4,878
	Custodial fees		1,269
	Total gross expenses		165,900
		Less earnings credits	(1,269)
	Net expenses			164,631
		Net investment income		124,878

Net realized gain on investments
	Proceeds from sales		535,266
	Less cost of securities sold based on identified cost		511,178
	Realized net gain			24,088

Unrealized gain on investments
	End of period		7,280,922
	Beginning of period		6,755,730
	Increase in unrealized gain for the period			525,192
		Net realized and unrealized gain (loss) on investments		549,280

Net increase in net assets resulting from operations				$674,158

STATEMENT OF CHANGES IN NET ASSETS	I N C O M E
INCREASE IN NET ASSETS		Six months ended	Year ended
		Nov 30, 2000	May 31, 2000
From Operations
	Net investment income	$124,878	$277,914
	Net realized gain on investments	24,088	696,066
	Net increase in unrealized appreciation	525,192	537,109
	Net increase in net assets	674,158	1,511,089

Dividends to Shareowners From
	Net investment income	0.00	(325,348)
	Capital gains distributions	0.00	(484,450)
		0.00	(809,798)

Fund Share Transactions
	Proceeds from sales of shares	2,120,154	6,347,245
	Value of shares issued in reinvestment of dividends	0.00	795,322
		2,120,154	7,142,567
	Cost of shares redeemed	(1,856,391)	(4,996,336)
	Net increase in net assets from share transactions	263,763	2,146,231
	Total increase in net assets	937,921	2,847,522

Net Assets
	Beginning of period	22,004,281	19,886,212
	End of period	$22,942,202	$22,733,734

Shares of the Fund Sold and Redeemed
	Number of shares sold	123,040	325,475
	Number of shares issued in reinvestment of dividends	0.00	40,174
		123,040	365,649
	Number of shares redeemed	(108,846)	(252,381)

Net Increase in Number of Shares Outstanding		14,194	113,268

I N C O M E	FINANCIAL HIGHLIGHTS
	Six months ended			Year Ended May 31,
		Nov. 30, 2000	2000	1999	1998	1997	1996
Net asset value at beginning of period		$18.39	$20.30	$19.76	$16.61	$13.93	$12.92
	Income from investment operations
	Net investment income	0.10	1.88	0.25	0.26	0.38	0.42
	Net gains or losses on securities
	(both realized and unrealized)	0.46	(1.30)	1.02	3.58	2.86	1.76
Total from investment operations		0.56	0.58	1.27	3.84	3.24	2.18
	Less distributions
	Dividends (from net investment income)	0.00	(1.87)	(0.29)	(0.22)	(0.42)	(0.41)
	Distributions (from capital gains)	0.00	(0.62)	(0.44)	(0.47)	(0.14)	(0.76)
	Total distributions	0.00	(2.49)	(0.73)	(0.69)	(0.56)	(1.17)
Net asset value at end of period		$18.95	$18.39	$20.30	$19.76	$16.61	$13.93

Total return		3.04%	2.96%	6.56%	23.51%	23.62%	17.03%

Ratios / Supplemental Data
Net assets ($000), end of period		$22,942	$22,004	$22,733	$19,886	$16,332	$12,464
Ratio of gross expenses to average net assets		0.71%	1.55%	1.33%	1.36%	1.44%	1.57%
Ratio of net investment income to average net assets		0.54%	9.25%	1.30%	1.43%	2.51%	3.06%
Portfolio turnover rate		2%	1%	17%	8%	14%	24%

(graphic omitted) Amana Income Fund Calendar Year Percentage Returns

1990	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
-3.40%	23.65%	1.87%	11.82%	-6.35%	27.46%	12.39%	24.54%	14.07%	8.68%	3.90%

Past performance is no guarantee of future results

G R O W T H	INVESTMENTS

Issue	Number of Shares	Cost	Market Value

COMMON STOCKS (82.8%)

Appliances (1.1%)
Maytag	10,000	357,822	286,250

Auto Parts (.5%)
Genuine Parts	5,000	159,450	95,937
Supreme Industries*	6,945	64,632	22,571
SUB-TOTAL		224,082	118,508

Building (.6%)
Building Materials Holding*	10,000	102,770	79,687
Huttig Building Products*	20,000	88,355	77,500
SUB-TOTAL		191,125	157,187

Business Services (2.3%)
Convergys*	12,500	287,315	525,781
Gartner Group Cl B*	10,000	119,331	81,250
SUB-TOTAL		406,646	607,031

Computer Hardware (8.1%)
Advanced Digital Information*	24,000	33,778	354,375
Apple Computer*	10,000	418,558	165,000
Compaq Computer	6,000	106,756	129,000
Hewlett-Packard Co.	6,000	181,851	194,250
Intel	8,000	265,043	304,500
International Business Machines	4,000	265,793	374,000
Symbol Technologies	13,000	193,493	520,813
Taiwan Semiconductor ADS*	5,000	106,396	84,063
SUB-TOTAL		1,571,668	2,126,001

Computer Software (18.6%)
Adobe Systems	16,800	167,688	1,064,700
Business Objects SA ADS*	12,000	104,592	742,500
Cisco Systems*	18,000	194,369	861,750
E.piphany*	3,000	193,146	117,656
Intuit*	15,000	305,029	683,438
Macromedia*	6,000	538,299	384,000
Microsoft*	5,000	219,370	286,875
Oracle *	27,200	101,522	720,800
Synavant*	300	3,160	1,162
SUB-TOTAL		1,827,175	4,862,881

Electronics (9.7%)
Agilent Technologies*	3,100	146,744	161,781
Qualcomm*	28,000	121,548	2,247,000
Trimble Navigation	6,000	139,673	129,000
SUB-TOTAL		407,965	2,537,781

Food Production (.7%)
Potash Corp of Saskatchewan	2,700	184,568	178,369

Internet (.3%)
CNET Networks*	4,000	116,129	85,500

Machinery (1.6%)
Crane	10,000	211,983	252,500
Manitowoc	7,000	168,163	175,000
SUB-TOTAL		380,146	427,500

Mining (1.8%)
Alcoa	6,000	215,736	169,125
Rio Tinto plc ADS	5,000	280,819	306,875
SUB-TOTAL		496,555	476,000

Oil & Gas (5.5%)
BP Amoco plc ADR	10,544	460,524	500,181
Noble Drilling*	6,000	124,826	172,875
Repsol-YPF S.A. ADR	14,000	283,084	229,250
Williams Companies	15,000	488,099	530,625
SUB-TOTAL		1,356,533	1,432,931

Paper & Publishing (2.4%)
Hungry Minds Inc.*	10,000	127,471	70,000
McGraw-Hill	7,000	279,830	371,875
Wiley (John) & Sons, Cl A	10,000	150,265	200,000
SUB-TOTAL		557,566	641,875

Pharmaceuticals (15.1%)
Affymetrix*	4,000	69,537	236,000
American Home Products	5,360	248,080	322,270
Bone Care International*	15,000	227,893	353,438
CryoLife*	7,500	145,225	309,844
Genentech*	8,000	263,191	544,500
Glaxo Wellcome plc ADR	2,500	55,378	143,281
Immunex Corp*	24,000	172,289	892,500
IMS Health	4,000	116,025	112,000
Johnson & Johnson	4,000	249,078	400,000
Ligand Pharmaceuticals*	6,000	90,709	75,375
Lilly (Eli)	2,000	127,124	187,375
Novo-Nordisk A/S ADR	4,000	243,206	383,000
SUB-TOTAL		2,007,735	3,959,583

Photographic Supplies (.9%)
Fuji Photo Film ADR	6,000	205,568	236,250

Real Estate (1%)
Intrawest	14,000	236,476	262,500

Retail (2.7%)
Gap	5,062	49,015	126,234
Whole Foods Market*	10,000	323,084	586,875
SUB-TOTAL		372,099	713,109

Steel (.9%)
AK Steel Holding	25,000	333,788	228,125

Tools (.4%)
Regal-Beloit	6,000	107,448	93,000

Telecommunications (3.1%)
Leap Wireless International*	5,000	26,449	155,000
SBC Communications	10,000	478,342	549,375
Telefonica SA ADS*	2,400	70,939	113,550
SUB-TOTAL		575,730	817,925

Transportation (4.6%)
Airborne Freight	10,000	285,707	95,000
Alaska Air Group*	10,000	322,470	279,375
Lan Chile SA ADS	20,000	200,510	132,500
Southwest Airlines	20,000	202,999	631,250
Trinity Industries	3,000	117,089	74,437
SUB-TOTAL		1,128,775	1,212,562

Utilities-Electric (.9%)
Avista	11,000	322,800	224,813

TOTAL INVESTMENTS (82.8%)		$13,368,399	21,685,681
Other Assets (net of liabilities) (17.2%)			4,495,854
TOTAL ASSETS (100%)			$26,181,535

*Non-Income producing security

G R O W T H	STATEMENT OF ASSETS AND LIABILITIES

Assets
	Common stocks (cost $13,368,399)		$21,685,681
	Cash		4,477,525
	Dividends receivable		14,447
		Total Assets		$26,177,653

Liabilities
	Payable to affiliate		(3,882)
		Total liabilities		(3,882)

Net Assets				$26,181,535

Fund shares outstanding				1,813,308

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)		16,996,665
	Accumulated net realized gain on investments		867,589
	Unrealized net appreciation on investments		8,317,281
	Net Assets applicable to Fund shares outstanding			$26,181,535

Net Asset Value, Offering and Redemption price per share				$14.44

STATEMENT OF OPERATIONS	G R O W T H
For 6 months ended November 30, 2000
Investment income
	Dividends (net of foreign taxes of $2,155)		$58,820
	Miscellaneous income		338
		Gross investment income		$59,158

Expenses
	Investment adviser and administration fees		127,839
	Shareowner servicing		17,100
	Professional fees		13,580
	Filing and registration fees		6,286
	Other expenses		5,310
	Printing and postage		4,275
	Custodial fees		1,848
	Total gross expenses		176,238
		Less earnings credits	(1,848)
	Net expenses			174,390
		Net investment income (loss)		(115,232)

Net realized gain on investments
	Proceeds from sales		2,095,232
	Less cost of securities sold based on identified cost		1,172,700
		Realized net gain		922,532

Unrealized gain on investments
	End of period		8,317,281
	Beginning of period		9,366,510
	Decrease in unrealized gain for the period			(1,049,229)
		Net realized and unrealized loss on investments		(126,697)

Net decrease in net assets resulting from operations				$(241,929)

G R O W T H	STATEMENT OF CHANGES IN NET ASSETS
		Period Ended	Year ended
INCREASE IN NET ASSETS		Nov 30, 2000	May 31, 2000
From Operations
	Net investment (loss)	$(115,232)	$(71,969)
	Net realized gain (loss) on investments	922,532	(80,750)
	Net increase (decrease) in unrealized appreciation	(1,049,229)	2,555,424
	Net increase (decrease) in net assets	(241,929)	2,402,705

Dividends to Shareowners From
	Net investment income	0.00	0.00
	Capital gains distributions	0.00	0.00
		0.00	0.00

From Fund Share Transactions
	Proceeds from sales of shares	4,756,223	3,474,952
	Value of shares issued in reinvestment of dividends	0.00	0.00
		4,756,223	3,474,952
	Cost of shares redeemed	(1,726,376)	(4,236,089)
	Net increase (decrease) in net assets from share transactions	3,029,847	(761,137)
Total increase in net assets		2,787,918	1,641,568

Net Assets
Beginning of period		23,393,617	10,079,712
End of period		$26,181,535	$11,721,280

Shares of the Fund Sold and Redeemed
	Number of shares sold	312,229	410,770
	Number of shares issued in reinvestment of dividends	0.00	0.00
		312,229	410,770
	Number of shares redeemed	(118,415)	(527,296)

Net increase (decrease) in Number of Shares Outstanding		193,814	(116,526)

FINANCIAL HIGHLIGHTS	G R O W T H
Selected data per share of outstanding capital stock throughout each period.
		Nov-00	2000	1999	1998	1997	1996
Net asset value at beginning of period		$14.45	$9.95	$7.78	$7.07	$6.86	$5.04
	Income from investment operations
	Net investment income	(0.07)	(0.11)	(0.06)	(0.03)	(0.02)	(0.05)
	Net gains or losses on securities
	(both realized and unrealized)	0.06	4.82	2.23	0.90	0.32	1.95
Total from investment operations		(0.01)	4.71	2.17	0.87	0.30	1.90
	Less distributions
	Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00	0.00
	Distributions (from capital gains)	0.00	(0.21)	0.00	(0.16)	(0.09)	(0.08)
Total distributions		0.00	(0.21)	0.00	(0.16)	(0.09)	(0.08)
Net asset value at end of period		$14.44	$14.45	$9.95	$7.78	$7.07	$6.86

Total return		(0.07)%	47.09%	27.89%	12.39%	4.46%	37.20%

Ratios / Supplemental Data
Net assets ($000), end of period		$26,181	$23,393	$11,721	$10,080	$5,924	$4,151
Ratio of gross expenses to average net assets		0.66%	1.46%	1.54%	1.54%	1.69%	1.94%
Ratio of net investment income to average net assets		(0.43)%	(0.75)%	(0.74)%	(0.40)%	(0.60)%	(0.79)%
Portfolio turnover rate		8%	14%	20%	25%	25%	22%

Amana Growth Fund Calendar Year Percentage Returns

1995	1996	1997	1998	1999	2000
35.04%	4.25%	18.18%	16.80%	99.42%	-14.48%

Past perfomance is no guarantee of future results.

SUPPLEMENTARY INFORMATION

ORGANIZATION
Amana Mutual Funds Trust (the "Trust") was established under Indiana Law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

UNAUDITED INFORMATION
The information in this interim report has not been subject to independent audit.

TRANSACTIONS WITH AFFILIATED PERSONS
Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. The Fiqh Council of North America is the religious consultant to Saturna regarding Islamic principles. The Islamic Society of North Amercia provides Saturna with advice regarding the provision of Amana's services to its members. From its advisory fee, Saturna pays each of these consultants a fee equal to .10% of the average daily net assets of each Fund.

Saturna Capital also acts as a transfer agent to each Fund. The Trust acts as distributor of its own shares, except in those states where Investors National Corporation (a subsidiary of Saturna Capital) is registered as a broker-dealer and is willing to act as distributor without compensation. Investors National Corporation, a discount broker, often executes securities transactions for the Funds at Investors National's discount commission rates.

All trustees serve without compensation.

PRIVACY STATEMENT
At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. To that end, we want to insure that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. Please be assured that except to administer a transaction with an affiliated third party upon your request, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. We maintain our own technology resources to minimize the use of outside service providers.

Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 1-888 / 73 - AMANA.

S

AMANA TRUSTEES	FIQH COUNCIL of North America
Investment Committee
Jamal M. al-Barzinji, PhD	Taha Jabir Alalwani, PhD
Nicholas Kaiser, MBA	Gamal Badawi, PhD
M. Yaqub Mirza, PhD	Nazih Hammad, PhD
Bassam Osman, MD	Abd al Hakim Jackson, PhD
Iqbal Unus, PhD	Muzammil Siddiqui, PhD

TATE

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the Board of Trustees.

Investment Advisor and Administrator	Saturna Capital Corporation	Logo graphic omitted AMANA MUTUAL FUNDS TRUST
Religious Consultant	Fiqh Council of North America
Member Services Consultant	Islamic Society of North America
Custodian	National City Bank of Indiana
Auditors	Tait, Weller & Baker, Philadelphia
Legal Counsel	Kirkpatrick & Lockhart LLP, Washington
This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.	GROWTH • INCOME
1300 N. State Street Bellingham, WA 98225-4730 1-800/SATURNA (1-800/728-8762) For automated assistance, including prices: 1-888/73-AMANA (1-888/732-6262) www.saturna.com/amana	SEMI-ANNUAL REPORT November 30, 2000